SUBJECT TO CONFIDENTIAL TREATMENT REQUEST

13FCONP 6/26/07

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

RECD S.E.C.
FEB 1 5 2007
1080

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Pershing Square Capital Management, L.P.
Address: 888 Seventh Avenue, 29th floor

New York, New York 10019

13F File Number: 28-11694

CONFIDENTIAL TREATMENT EXPIRED

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William A Ackman
Title: Managing Member
Phone: 212-813-3700

BEST AVAILABLE COPY

Signature, Place, and Date of Signing:

William A Ackman New York, NY/USA February 14, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

PROCESSED
APR 0 2 2008
THOMSON
FINANCIAL

New DCV

07056112

SUBJECT TO CONFIDENTIAL TREATMENT REQUEST

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form13F Information Table Entry Total: 2

Form13F Information Table Value Total: $39,776 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.	13F File Number	Name
1	28-11695	Pershing Square GP, LLC
2	28-12034	Pershing Square III GP, LLC

SUBJECT TO CONFIDENTIAL TREATMENT REQUEST

FORM 13F INFORMATION TABLE

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (X$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DSCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
LEGG MASON INC	COM	524901105	21777	229114	SH		SOLE		229114	0	0
LEGG MASON INC	COM	524901105	17999	189362	SH		SHARED	1	0	189362	0

END